Appleseed Fund
Schedule of Investments
December 31, 2023 (Unaudited)
Common Stocks — 68.25% Shares Fair Value
Canada — 4.71%
Real Estate — 4.71%
Boardwalk Real Estate Investment
Trust 65,000 $ 3,499,777
Total Canada 3,499,777
France — 3.19%
Communications — 3.19%
Bollore SA 380,000 2,372,378
Total France 2,372,378
Ireland — 6.48%
Financials — 3.49%
AerCap Holdings NV
(a)
35,000 2,601,201
Health Care — 2.99%
Medtronic, PLC 27,000 2,224,260
Total Ireland 4,825,461
Israel — 2.74%
Industrials — 2.74%
Ituran Location and Control Ltd. 75,000 2,043,000
Total Israel 2,043,000
Japan — 2.55%
Technology — 2.55%
Sony Group Corp. - ADR 20,000 1,893,800
Total Japan 1,893,800
Russia — 0.00%
Financials — 0.00%
Moscow Exchange MICEX-RTS
PJSC - ADR
(a)(b)(c)
1,300,000 145
Sberbank of Russia PJSC - ADR
(a)(b)(c)
324,000 4
Total Russia 149
South Korea — 2.20%
Technology — 2.20%
Samsung Electronics Co. Ltd. 27,000 1,635,833
Total South Korea 1,635,833
Switzerland — 2.44%
Health Care — 2.44%
Roche Holding AG - ADR 50,000 1,811,500
Total Switzerland 1,811,500

Appleseed Fund
Schedule of Investments (continued)
December 31, 2023 (Unaudited)
Common Stocks — 68.25%- (continued) Shares Fair Value
United States — 43.94%
Consumer Discretionary — 3.54%
VF Corp. 140,000 $ 2,632,000
Consumer Staples — 7.70%
Dollar General Corp. 21,000 2,854,950
Herbalife Nutrition Ltd.
(a)
125,000 1,907,500
Sprouts Farmers Market, Inc.
(a)
20,000 962,200
5,724,650
Energy — 2.81%
MRC Global, Inc.
(a)
190,000 2,091,900
Financials — 7.57%
AGNC Investment Corp. 190,000 1,863,900
CNB Financial Corp. 75,000 1,694,250
Synovus Financial Corp. 55,000 2,070,750
5,628,900
Health Care — 2.21%
Ardelyx, Inc.
(a)
265,000 1,643,000
Industrials — 6.68%
Genco Shipping & Trading Ltd 100,000 1,659,000
Stanley Black & Decker, Inc. 16,000 1,569,600
WESCO International, Inc. 10,000 1,738,800
4,967,400
Materials — 7.58%
CF Industries Holdings, Inc. 35,000 2,782,500
Mosaic Co. (The) 80,000 2,858,400
5,640,900
Real Estate — 2.81%
Alexander & Baldwin, Inc. 110,000 2,092,200
Technology — 3.04%
SS&C Technologies Holdings, Inc. 37,000 2,261,070
Total United States 32,682,020
TOTAL  COMMON STOCKS
  (Cost $42,786,161) 50,763,918
Closed End Funds — 12.68%
Canada — 12.68%
Sprott Physical Gold Trust
(a)
485,000 7,726,050
Sprott Physical Uranium Trust
(a)
80,000 1,704,400
TOTAL  CLOSED END FUNDS
  (Cost $6,307,654) 9,430,450

Appleseed Fund
Schedule of Investments (continued)
December 31, 2023 (Unaudited)
Exchange-Traded Funds — 2.15% Shares Fair Value
United States — 2.15%
VanEck Merk Gold Shares
(a)
80,000 $ 1,596,800
TOTAL  EXCHANGE-TRADED FUNDS
  (Cost $1,386,496) 1,596,800
Preferred Stocks — 3.41%
United States — 3.41%
Financials — 3.41%
Federal National Mortgage
Association, Series S, 5.25%
(a)
390,000 1,255,800
Federal National Mortgage
Association, Series T, 8.25%
(a)
440,000 1,280,400
TOTAL  PREFERRED STOCKS
  (Cost $1,823,974) 2,536,200
U.S. Government & Agencies — 4.52%
Principal
Amount Fair Value
United States Treasury Inflation Indexed Bonds, 0.63%,
1/15/2024
(d)
$ 900,000 1,183,601
United States Treasury Inflation Indexed Bonds, 0.50%,
1/15/2028
(d)
1,000,000 1,181,979
United States Treasury Note/Bond, 1.50%, 2/29/2024 1,000,000 993,941
TOTAL U.S. GOVERNMENT & AGENCIES
    (Cost $3,372,739) 3,359,521
Corporate Bonds — 0.66%
AerCap Ireland Capital DAC, 3.50%, 1/15/2025 500,000 489,092
TOTAL CORPORATE BONDS
    (Cost $488,609) 489,092
Convertible Bonds — 5.40%
Herbalife Nutrition Ltd., 2.63%, 3/15/2024 2,250,000 2,225,250
Lumentum Holdings, Inc., 0.50%, 12/15/2026 2,000,000 1,792,000
TOTAL CONVERTIBLE BONDS
    (Cost $4,366,202) 4,017,250
Certificates of Deposit — 0.67%
Community Development Bank, 1.40%, 3/8/2024 250,000 250,000
Spring Bank, 3.50%, 3/29/2024 250,000 250,000
TOTAL CERTIFICATES OF DEPOSIT
    (Cost $500,000) 500,000

Appleseed Fund
Schedule of Investments (continued)
December 31, 2023 (Unaudited)
Description
Number of
Contracts
Notional
Amount
Exercise
Price
Expiration
Date Fair Value
Put Options Purchased — 0.01%
Invesco QQQ Trust, Series 1 475 $ 19,452,200 $ 330.00
January
2024 $ 3,325
SPDR S&P 500 ETF Trust 525 24,953,775 395.00
January
2024 4,725
TOTAL PUT OPTIONS PURCHASED
    (Cost $709,019) 8,050
Money Market Funds - 1.97% Shares Fair Value
Federated Hermes Government Obligations Fund, Institutional
Class, 5.15%
(d)
1,462,762 1,462,762
TOTAL MONEY MARKET FUNDS
    (Cost $1,462,762) 1,462,762
Total Investments — 99.72%
    (Cost $63,203,616) 74,164,043
Other Assets in Excess of Liabilities  —  0.28% 206,638
Net Assets — 100.00% $ 74,370,681
(a) Non-income producing security.
(b) Security is currently being valued according to the fair value procedures.
(c) Illiquid security. The total fair value of these securities as of December 31, 2023 was $149, representing
0.00% of net assets.
(d) Principal amount of security is adjusted periodically based on changes in the Consumer Price Index.
(e) Rate disclosed is the seven day effective yield as of December 31, 2023.
ADR - American Depositary Receipt